CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
At beginning of year	$ 0	$ 0	$ 0
Allowance for the year	6	0	0
At end of year	$ 6	$ 0	$ 0